Income Taxes (Details Narrative) ¥ in Thousands, $ in Millions		12 Months Ended
	Mar. 16, 2007	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021	Dec. 31, 2024 CNY (¥)
Operating Loss Carryforwards [Line Items]
Income tax rate		25.00%	25.00%	25.00%
Preferential income tax rate		(0.50%)	(1.10%)	(0.10%)
Deferred tax liability, intangible assets			¥ 11,616			¥ 9,212
Intangible assets, amortization period						10 years
Tax loss carryforwards			913,576			¥ 647,240
Deferred Tax Assets, Valuation Allowance			1,432,566			858,578
Online Audio Video Content Platform [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax liability, intangible assets						¥ 11,600
Intangible assets, amortization period						10 years
Tax year 2023 [Member]
Operating Loss Carryforwards [Line Items]
Preferential income tax rate					12.50%
Tax year 2024 [Member]
Operating Loss Carryforwards [Line Items]
Preferential income tax rate					12.50%
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Intangible assets, amortization period						10 years
HONG KONG | Profit Upto HK$2.0 Million [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate		8.25%
HONG KONG | Profit Upto HK$2.0 Million [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Taxable profit amount | $		$ 2.0
HONG KONG | Profit After HK$2.0 Million [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate		16.50%
CHINA
Operating Loss Carryforwards [Line Items]
Income tax rate	25.00%
Withholding income tax rate for dividends distributed		10.00%
Withholding income tax rate for dividends declared to holding company		5.00%
Withholding income tax rate on dividends for Hong Kong holding company which recognized as beneficial owner		25.00%
Income taxes preferential tax rate review period		3 years
Income taxes preferential tax rate		15.00%
Tax loss carryforwards			3,936,900	¥ 4,434,500		¥ 3,405,900
Deferred Tax Assets, Valuation Allowance			¥ 1,432,600			¥ 858,600
CHINA | EnterpriseIncome Tax Law [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate		25.00%